Variable Portfolio – Partners International Core Equity Fund
Third Quarter Report
September 30, 2025 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Variable Portfolio – Partners International Core Equity Fund, September 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.2%
Issuer	Shares	Value ($)
Austria 2.1%
Erste Group Bank AG	412,022	40,502,810
Brazil 1.5%
MercadoLibre, Inc.(a)	11,755	27,470,730
Canada 1.6%
Toronto-Dominion Bank (The)	369,339	29,532,258
China 3.7%
Contemporary Amperex Technology Co., Ltd., Class A	628,581	35,648,988
Tencent Music Entertainment Group, ADR	1,476,944	34,471,873
Total		70,120,861
France 6.3%
Legrand SA	258,525	42,956,794
Sanofi SA	285,596	27,044,200
Schneider Electric SE	172,815	48,610,237
Total		118,611,231
Germany 8.9%
Infineon Technologies AG	994,709	39,022,605
SAP SE	286,855	76,810,369
Siemens AG, Registered Shares	188,054	50,770,449
Total		166,603,423
Indonesia 1.1%
PT Bank Central Asia Tbk	44,483,000	20,371,456
Japan 20.8%
Fast Retailing Co., Ltd.	113,900	34,592,778
Hoya Corp.	292,900	40,499,389
ITOCHU Corp.	747,000	42,503,102
Keyence Corp.	94,900	35,356,031
Mitsubishi UFJ Financial Group, Inc.	3,427,500	55,290,300
MS&AD Insurance Group Holdings, Inc.	1,858,600	42,089,746
Recruit Holdings Co., Ltd.	465,800	25,043,213
Shimano, Inc.	113,800	12,718,124
SoftBank Group Corp.	291,000	36,718,540
Sony Financial Holdings, Inc.(a)	2,256,600	2,502,501
Sony Group Corp.	2,256,600	64,869,808
Total		392,183,532
Common Stocks (continued)
Issuer	Shares	Value ($)
Netherlands 8.8%
ASML Holding NV	82,036	80,000,446
Heineken NV	403,034	31,561,194
Shell PLC	1,484,696	53,252,248
Total		164,813,888
Norway 1.5%
DNB Bank ASA	1,042,949	28,426,617
Singapore 1.7%
Singapore Telecommunications Ltd.	9,778,300	31,261,891
Spain 1.9%
Bankinter SA	2,321,799	36,703,742
Sweden 1.5%
Svenska Handelsbanken AB, Class A	2,191,541	28,594,431
Switzerland 10.0%
Chocoladefabriken Lindt & Spruengli AG	3,100	47,394,951
Cie Financiere Richemont SA, Class A, Registered Shares	254,520	48,859,291
Lonza Group AG, Registered Shares	50,611	33,840,455
Roche Holding AG, Genusschein Shares	176,633	58,815,886
Total		188,910,583
Taiwan 3.2%
Sea Ltd. ADR(a)	128,861	23,031,327
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	130,074	36,328,367
Total		59,359,694
United Arab Emirates —%
NMC Health PLC(a),(b),(c)	293,698	0
United Kingdom 20.3%
AstraZeneca PLC	285,856	43,793,458
BAE Systems PLC	1,254,018	34,907,385
Bunzl PLC	843,555	26,662,423
Haleon PLC	8,422,007	37,900,564
Lloyds Banking Group PLC	32,007,996	36,219,781
London Stock Exchange Group PLC	284,430	32,619,319
Reckitt Benckiser Group PLC	581,311	44,762,123
RELX PLC	880,102	42,050,253

Variable Portfolio – Partners International Core Equity Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Partners International Core Equity Fund, September 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Sage Group PLC (The)	2,137,329	31,706,213
Unilever PLC	878,071	51,901,590
Total		382,523,109
United States 3.3%
ARM Holdings PLC, ADR(a)	88,705	12,550,871
Booking Holdings, Inc.	3,485	18,816,456
Liberty Media Corp.-Liberty Formula One, Class C(a)	291,532	30,450,517
Total		61,817,844
Total Common Stocks (Cost $1,417,424,080)		1,847,808,100

Money Market Funds 1.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.265%(d),(e)	23,105,771	23,098,839
Total Money Market Funds (Cost $23,098,839)		23,098,839
Total Investments in Securities (Cost $1,440,522,919)		1,870,906,939
Other Assets & Liabilities, Net		11,111,226
Net Assets		$1,882,018,165
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2025, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.

(c)	Valuation based on significant unobservable inputs.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2025.
(e)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.265%
	55,979,472	353,357,958	(386,238,967)	376	23,098,839	(525)	769,477	23,105,771
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Variable Portfolio – Partners International Core Equity Fund  | 2025

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT7054_12_D01_(11/25)